Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	TNF Pharmaceuticals, Inc.
Entity Central Index Key	0001321834
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Schedule 14A (this “Amendment”) is being filed to amend and restate the Definitive Proxy Statement filed by TNF Pharmaceuticals, Inc. (the “Company”) with the Securities and Exchange Commission on April 21, 2025 (the “Proxy Statement”). After filing the Proxy Statement, the Company determined to include an additional matter to be voted on by stockholders. Therefore, this Amendment is being filed herewith to add in the Preferred Stock Proposal, to authorize the Board to increase the stated value of each of the Series F Convertible Preferred Stock and Series F-1 Convertible Preferred Stock from $1,000 per share to an amount to be determined from time to time by the Board in its discretion, up to a maximum of $1,125 per share. In addition, subsequent to filing the Proxy Statement, on May 9, 2025, the Company amended its Bylaws to lower the required stockholder vote in all matters other than the election of directors from the affirmative vote of a majority of the voting power of the shares present in person or represented by proxy at the meeting and entitled to vote on the subject matter to the affirmative vote of a majority of the votes cast by the stockholders present in person or represented by proxy at the meeting and entitled to vote on the subject matter, voting affirmatively or negatively (excluding abstentions and broker non-votes). This Amendment therefore updates the voting standard stated for the Auditor Ratification Proposal and the Adjournment Proposal to reflect that such proposals will be approved by a majority of the votes cast by the stockholders present in person or represented by proxy at the meeting and entitled to vote on the subject matter, voting affirmatively or negatively (excluding abstentions and broker non-votes). Aside from the aforementioned update, no other items or disclosures have changed from the Proxy Statement originally filed with the SEC.